Employee Benefits - Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Prior service credit	$ (1,304)	$ (1,442)
Net actuarial loss	18,373	36,297
Total (Before Tax Effects)	$ 17,069	$ 34,855